Subsequent Events - Additional Information (Detail) - USD ($)				3 Months Ended	12 Months Ended
	Jun. 10, 2021	Mar. 01, 2021	Dec. 23, 2020	Mar. 31, 2021	Dec. 31, 2020	May 13, 2021	Dec. 31, 2019
Class A ordinary shares [Member]
Subsequent Event [Line Items]
Ordinary shares, par value				$ 0.0001	$ 0.0001
Class B ordinary shares [Member]
Subsequent Event [Line Items]
Ordinary shares, par value				0.0001	0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate share consideration percentage		8.00%
Shares issued (in Shares)		46,700,000
Purchase price per share		$ 10.00
Aggregate gross proceeds (in Dollars)		$ 467,000,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Founder Sharess (in Shares)		20.00
Subsequent Event [Member] | Delaware Vector Common Stock [Member]
Subsequent Event [Line Items]
Ordinary shares, par value		$ 0.0001
Subsequent Event [Member] | Class A ordinary shares [Member]
Subsequent Event [Line Items]
Ordinary shares, par value		0.0001
Subsequent Event [Member] | Class B ordinary shares [Member]
Subsequent Event [Line Items]
Ordinary shares, par value		$ 0.0001
Rocket Lab USA, Inc.
Subsequent Event [Line Items]
Ordinary shares, par value				$ 0.0001	$ 0.0001		$ 0.0001
Term loan facility			$ 35,000,000
Loan agreement maturity date				Dec. 23, 2022	Dec. 23, 2022
Term loan facility, initial facility charge			$ 105,000
Rocket Lab USA, Inc. | Term Loan Facility [Member]
Subsequent Event [Line Items]
Repayment of term loan advance				$ 15,000,000
Rocket Lab USA, Inc. | Subsequent Event [Member] | Term Loan Facility [Member]
Subsequent Event [Line Items]
Term loan facility	$ 100,000,000
Loan agreement maturity date	Jun. 01, 2024
Description of outstanding principal of term loan facility	The outstanding principal bears (i) cash interest at the greater of (a) 8.15% or (b) 8.15% plus the prime rate minus 3.25% and (ii) payment-in-kind interest of 1.25% which is accrued and added to the outstanding principal balance.
Term loan facility, initial facility charge	$ 1,000,000
Term loan facility, end of term charge upon repayment of the loan	$ 3,250,000
Term loan advance						$ 15,000,000